SHARE CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SHARE CAPITAL AND RESERVES

NOTE 7 – SHARE CAPITAL AND RESERVES

a) Authorized share capital

The Company is authorized to issue an unlimited number of common shares and preferred shares with no par value. No preferred shares are outstanding. The Company does not currently pay dividends.

b) Issued share capital

During the year ended December 31, 2025, the Company had the following share capital transactions:

On April 25, 2025, The Company issued 175,478 common shares at a fair value of $62,551 (CAD$86,862 or CAD$0.50 per share) as a finder’s fee. The shares were issued pursuant to the acquisition of Laird Lake and Oneman Lake Projects in Ontario from Libra Lithium Corp. The terms of the acquisition agreements provided that these shares would not be issued until the Company had completed its redomicile from Delaware and merger with its British Columbia subsidiary, Nova Athena Gold Corp.

On April 25, 2025, the Company completed a private placement of 1,545,455 flow-through shares at a price of CAD$0.50 per flow-through share for gross proceeds of $550,895 (CAD$765,000). As the Company’s market price of common shares on April 25, 2025 was CAD$0.50, there was no flow-through premium associated with the private placement.

On April 25, 2025, in connection with finder’s fees on private placement of flow-through shares, the Company issued 48,485 units to arm’s length parties consisting of one non-flow-through common share and one common share purchase warrant. The warrants had a fair value of $10,891, measured using a Black-Scholes option pricing model, and the shares had a fair value of $17,312 (CAD$24,000) measured using the closing price of Athena’s common shares on the same date.

On June 30, 2025, the Company completed a non-brokered private placement of 335,556 units comprised of one common share and one half of one common share purchase warrant for gross proceeds of $121,007 (CAD$166,100). Each whole warrant may be exercised into one common share at an exercise price of CAD$1.19 per common share until June 30, 2028. If, at any time after November 1, 2025, the average volume weighted trading price of the Company’s Common Shares on the Canadian Securities Exchange (or such other stock exchange on which the Common Shares may be traded from time to time) is at or above CAD$1.98 per share for a period of 10 consecutive trading days (the “Triggering Event”), the Company may at any time, after the Triggering Event, accelerate the expiry date of the warrants by giving ten calendar days notice to the holders of the warrants, by way of news release, and in such case the warrants will expire on the first day that is 30 calendar days after the date on which such notice is given by the Company announcing the Triggering Event. On initial recognition, the warrants were measured at fair value of $52,145 using a Black-Scholes option pricing model.

On August 12, 2025, The Company issued 50,505 common shares at a fair value of $18,135 (CAD$25,000 or CAD$0.50 per share) to Bounty Gold pursuant to an option agreement dated August 19, 2024. The shares were issued pursuant to the acquisition of Laird Lake and Oneman Lake Projects in Ontario from Libra Lithium Corp (Note 5).

On August 19, 2025, the Company issued 99,091 common shares to a vendor in settlement of an invoice for services totaling a fair market value of $35,601. There was no gain or loss on the transaction.

December 2025

A total of $2,511,898 (CAD$3,500,029) was raised in the offering, of which $1,953,477 (CAD$2,727,526) was raised in the first tranche, $194,222 (CAD$270,500) in the second tranche and $364,199 (CAD$502,003) in the third tranche based on the following:

Tranche One

On December 4, 2025, in connection with a private placement of units, an aggregate of $1,953,477 (CAD$2,727,526) was raised in the first tranche consisting of the following:

•	1,921,791 flow-through units (the “FT Units”) comprised of one share and one half warrant at a price of CAD$0.69 per FT Unit for gross proceeds of $954,179 (CAD$1,331,801). Each whole warrant is exercisable into one common share at a price of CAD$0.89 per share. The fair value of the warrants which are classified within the warrant liability totaled $362,545 and residual proceeds of $591,634 was allocated to share capital. Based on the fair value of the Company’s shares on December 4, 2025 of $0.50 per share, there were no residual proceeds allocated to the flow-through premium;
•	$727,420 (CAD$1,015,500) through the issuance of 1,465,368 flow-through common shares (the “CMETC FT Shares) at a price of CAD$0.69 per CMETC FT Share; and
•	640,109 non flow-through units (the “NFT Units”) comprised of one share and one warrant at a price of CAD$0.59 per NFT Unit for gross proceeds of $271,878 (CAD$380,225). Each whole warrant is exercisable into one common share at a price of CAD$0.89 per share. The fair value of the warrants which are classified within the warrant liability totaled $241,512 and residual proceeds of $30,366 was allocated to share capital.
•	The Company paid aggregate finder’s fees totaling $95,612 (CAD$133,780) in cash and 192,320 in non-transferable finder’s warrants (the “Finder’s Warrants”). Each Finder’s Warrant entitles the holder thereof to acquire one common share of the Company for a period of 24 months from the date of issuance at an exercise price of CAD$0.89. The fair value of the warrants, which are classified as equity, total $72,562.
•	On initial recognition, the warrants were measured at fair value of $676,619 using a Black-Scholes option pricing model.

Tranche Two

On December 12, 2025, in connection with a private placement of units, an aggregate of $194,222 (CAD$270,500) was raised in the second tranche consisting of the following:

•	15,152 FT Units comprised of one share and one half warrant at a price of CAD$0.69 per FT Unit for gross proceeds of $7,578 (CAD$10,500). Each whole warrant is exercisable into one common share at a price of CAD$0.89 per share. The fair value of the warrants which are classified within the warrant liability totaled $2,414 and residual proceeds of $5,164 was allocated to share capital. Based on the fair value of the Company’s shares on December 12, 2025 of CAD$0.59 per share, there were no residual proceeds allocated to the flow-through premium;
•	437,710 NFT Units comprised of one share and one warrant at a price of CAD$0.59 per NFT Unit for gross proceeds of $186,644 (CAD$260,000). Each whole warrant is exercisable into one common share at a price of CAD$0.89 per share. The fair value of the warrants which are classified within the warrant liability totaled $139,497 and residual proceeds of $47,147 was allocated to share capital.
•	On initial recognition, the warrants were measured at fair value of $141,911 using a Black-Scholes option pricing model.

Tranche Three

On December 18, 2025, in connection with a private placement of units, an aggregate of $364,199 (CAD$502,003) was raised in the first tranche consisting of the following:

•	721,505 FT Units comprised of one share and one half warrant at a price of CAD$0.69 per FT Unit for gross proceeds of $362,746 (CAD$500,003). Each whole warrant is exercisable into one common share at a price of CAD$0.89 per share. The fair value of the warrants which are classified within the warrant liability totaled $125,828 and residual proceeds of $236,918 was allocated to share capital. Based on the fair value of the Company’s shares on December 18, 2025 of $0.69 per share, there were no residual proceeds allocated to the flow-through premium;
•	3,367 NFT Units comprised of one share and one warrant at a price of CAD$0.59 per NFT Unit for gross proceeds of $1,453 (CAD$2,000). Each whole warrant is exercisable into one common share at a price of CAD$0.89 per share. The fair value of the warrants which are classified within the warrant liability totaled $1,174 and residual proceeds of $279 was allocated to share capital.
•	The Company paid finder’s fees of $21,763 (CAD$30,000) in cash and 43,290 in non-transferable Finder’s Warrants. Each Finder’s Warrant entitles the holder thereof to acquire one common share of the Company for a period of 24 months from the date of issuance at an exercise price of CAD$0.89. The fair value of the warrants, which are classified as equity, total $15,060.
•	On initial recognition, the warrants were measured at fair value of $142,101 using a Black-Scholes option pricing model.

During the year ended December 31, 2024, the Company had the following share capital transactions:

On December 23, 2024, the Company completed the third tranche of a non-brokered private offering consisting of CAD$131,000 of its Units at a purchase price of CAD$0.50 per Unit for a total of 264,646 Units. Each Unit consisted of one share of Common Stock and one-half common stock purchase warrant (“Warrant”). Each whole Warrants exercisable for three years to purchase one additional share of Common Stock at a price of CAD$1.19 per share. The transaction is part of the Company’s unregistered private offering of up to CAD$1,000,000 in Units at a price of CAD$0.50 per Unit.

On December 3, 2024, the Company completed the second tranche of a non-brokered private offering consisting of CAD$323,000 of its Units at a purchase price of CAD$0.50 per Unit for a total of 652,525 Units. Each Unit consisted of one share of Common Stock and one-half common stock purchase warrant. Each whole Warrants exercisable for three years to purchase one additional share of Common Stock at a price of CAD$1.19 per share. The transaction is part of the Company’s unregistered private offering of up to CAD$1,000,000 in Units at a price of CAD$0.50 per Unit.

On October 25, 2024, the Company completed the first tranche of a non-brokered private offering consisting of CAD$600,000 of its Units at a purchase price of CAD$0.50 per Unit for a total of 1,212,121 Units. Each Unit consisted of one share of Common Stock and one-half common stock purchase warrant. Each whole Warrants exercisable for three years to purchase one additional share of Common Stock at a price of CAD$1.19 per share. The transaction is part of the Company’s unregistered private offering of up to CAD$1,000,000 in Units at a price of CAD$0.50 per Unit.

On June 7, 2024, the Company issued an aggregate of 60,606 shares in the common stock of the Company to two independent directors and the Chief Financial Officer of the Company as compensation for their services.

On June 7, 2024, the Company issued 30,303 common stock to a vendor in settlement of an invoice for services totaling CAD$15,000.

In January 2024, the Company completed the sale of an aggregate of CAD$200,000 of its Units at a purchase price of CAD$0.40 per Unit for a total of 505,051 Units. Each Unit consisted of one share of Common Stock and one common stock purchase warrant exercisable for one year to purchase one additional share of Common Stock at a price of CAD$0.50 per share. $27,812 previously classified as a related party account payable was used towards the funds required for the investment in the private placement.

In January 2024, the Company issued 69,249 common stock to a vendor in settlement of invoices for services totaling CAD$34,278.

During the year ended December 31, 2023, the Company had the following share capital transactions:

Effective December 29, 2023, the Company completed the sale of an aggregate of 1,671,384 shares of its Common Stock to a corporation incorporated under the laws of Ontario (“Vendor”) in consideration of the assignment by Vendor to the Company of an aggregate of 10 million shares of Common Stock of Nubian.

In April 2023 the Company completed a private placement in which we sold 1,464,646 units. Each unit was priced at C$0.69 and consisted of one share of the Company’s common stock and one stock purchase warrant granting the holder the right to purchase one additional share of common stock at a price of C$0.99. The warrants expire April 24, 2025. All securities issued in connection with the offering are subject to restrictions on resale in Canada and the United States pursuant to applicable securities laws and the policies of any applicable stock exchange. An additional 22,253 broker warrants were granted to a Canadian broker and C$7,921 as a placement fee for total proceeds of $744,160 net of offering costs.

During January 2023, the Company executed a promissory note with John Gibbs, a related party discussed in Note 9, for $25,000. The Company issued 36,075 shares at C$0.69 per share as a part of the April 2023 private placement to settle this note payable.

c) Stock options

The Company adopted its 2020 Equity Incentive Plan (the “Plan”) which became effective in January 2021. Under the Plan, the Company is authorized to issue up to 10 million common shares pursuant to grants and the exercise of rights under the Plan. Effective March 10, 2021, the Corporation adopted a deferred compensation and equity award plan (the “Deferred Compensation Plan”). Restricted share units awarded pursuant to the Deferred Compensation Plan shall vest in the manner determined by the Board with respect to such award. Restricted share units have no voting rights, and no amount due or payable under the Deferred Compensation Plan or any interest in the Deferred Compensation Plan, shall be subject in any manner to alienation, sale, transfer, assignment, pledge, attachment, garnishment, lien, levy or like encumbrance.

A summary of the Company’s stock option activity is as follows:

	Number of options outstanding	Weighted average exercise price
	#	$
Balance December 31, 2022	503,030	0.69
Granted	25,253	0.69
Balance, December 31, 2023	528,283	0.69
Granted	–	–
Balance December 31, 2024	528,283	0.69
Granted	277,778	0.39
Balance, December 31, 2025	806,061	0.59

A summary of the Company’s outstanding and exercisable stock options as at December 31, 2025 is as follows:

Expiry date	Number of options outstanding	Number of options exercisable	Weighted average exercise price	Weighted average remaining life
	#	#	$	Years
March 22, 2026	202,020	202,020	0.89	0.22
August 24, 2032	73,737	73,737	0.59	6.65
October 12, 2032	227,273	227,273	0.59	6.79
January 16, 2028	25,253	25,253	0.69	2.04
June 12, 2035	277,778	277,778	0.40	9.45
	806,061	806,061	0.59	5.91

A summary of the Company’s weighted average inputs used in the Black-Scholes option pricing model to calculate the fair value of the stock options granted during the years ended December 31, 2025, 2024 and 2023 is as follows:

	2025	2024	2023
Share price	$0.30	N/A	$0.59
Option fair value	$0.30	N/A	$0.50
Exercise price	$0.40	N/A	$0.65
Expected life	10.00	N/A	3.25
Risk-free interest rate	4%	N/A	4%
Expected volatility	145%	N/A	174%
Expected annual dividend yield	0.00%	N/A	0.00%

The Company had stock based compensation of $89,277, $24,555 and $26,974 for the years ended December 31, 2025, 2024 and 2023.

d) Broker Warrants

A summary of the Company’s broker warrants activity is as follows:

	Number of broker warrants outstanding	Weighted average exercise price
	#	$
Balance, December 31, 2022	52,440	1.39
Granted	22,253	0.99
Expired	(26,748)	1.19
Balance, December 31, 2023	47,945	1.14
Granted	0	0.00
Expired	(25,692)	1.29
Balance December 31, 2024	22,253	0.99
Granted	284,095	0.94
Expired	(22,253)	0.99
12/31/2025	284,095	0.94

A summary of the Company’s outstanding and exercisable broker warrants as at December 31, 2025 is as follows:

Expiry date	Number of broker warrants outstanding	Weighted average exercise price
	#	$
October 25, 2026	48,485	1.19
December 4, 2027	192,320	0.89
December 18, 2027	43,290	0.89
	284,095	0.94

A summary of the Company’s weighted average inputs used in the Black-Scholes warrant pricing model to calculate the fair value of the broker warrants granted during the years ended December 31, 2025, 2024, and 2023 is as follows:

	2025	2024	2023
Share price	$0.50	N/A	$0.62
Exercise price	$0.94	N/A	$0.99
Expected life	2.0	N/A	2.0
Risk-free interest rate	3.5%	N/A	4.1%
Expected volatility	173%	N/A	117%